Investments in Equity Investees (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]	Summarized financial statement data for all investees is presented below.

	Three Months Ended March 31,
	2014	2013
Revenue	$72.4	$69.5
Gross profit	24.5	25.2
Net income	5.5	11.1

Summarized financial statement data for all investees is presented below. The Company is required to report this information for 2013 as a result of the comparative results of the investees to the Company. Although not previously required, prior period amounts have been disclosed for comparison.

	2013	2012	2011
Revenue	$293.9	$297.9	$237.5
Gross profit	103.7	92.6	63.2
Net income	20.1	40.8	20.2

	2013	2012
Current assets	$279.9	$97.8
Noncurrent assets	440.4	205.5
Current liabilities	58.5	23.9
Noncurrent liabilities	397.4	52.2

Schedule of Related Party Transactions [Table Text Block]
The following relates to the Company’s transactions with these equity investees for the years indicated:

	2013	2012	2011
Sales to equity investees	$71.6	$60.4	$52.8
Purchases from equity investees	12.5	11.8	12.4

The following is the Company’s outstanding receivables and payables with the above equity investees as of the end of the year indicated:

	2013	2012
Accounts receivable from equity investees	$4.0	$2.3
Accounts payable to equity investees	0.9	1.1
Notes receivable from equity investees	—	7.6